UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James  Ash,

             Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      03/31

Date of reporting period:  12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Diversified Risk Parity Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 54.3%
	EQUITY FUNDS - 54.3%
	CONSUMER - CYCLICAL - 3.5%
8,600	Consumer Discretionary Select Sector SPDR Fund			$ 574,738

	CONSUMER - DEFENSIVE - 1.7%
6,500	Consumer Staples Select Sector SPDR Fund			279,370

	COUNTRY FUND - 1.5%
4,000	iShares MSCI Canada ETF			116,640
10,000	iShares MSCI Japan ETF			121,300
				237,940
	ENERGY - 8.5%
14,500	Alerian MLP ETF			257,955
3,700	Energy Select Sector SPDR Fund			327,487
16,100	First Trust North American Energy Infrastructure Fund			378,189
9,200	JPMorgan Alerian MLP Index ETN			426,420
				1,390,051
	EMERGING MARKET - 15.8%
13,000	EGShares Emerging Markets Consumer ETF			344,760
10,900	EGShares Low Volatility Emerging Markets Dividend ETF			188,897
5,200	Global X FTSE Colombia 20 ETF			94,380
2,000	iShares MSCI All Country Asia ex Japan ETF			120,620
12,000	iShares MSCI Emerging Markets ETF			501,240
11,300	iShares MSCI Malaysia ETF			178,766
2,700	iShares MSCI Mexico Capped ETF			183,600
1,100	iShares MSCI Poland Capped ETF			32,648
2,109	Market Vectors Egypt Index ETF			113,106
5,500	SPDR S&P BRIC 40 ETF			130,405
4,800	WisdomTree Emerging Markets Equity Income Fund			244,944
9,801	WisdomTree Emerging Markets Small Cap Dividend Fund			451,728
				2,585,094
	FINANCIAL SERVICES - 4.2%
8,500	iShares U.S. Financials ETF			681,360

	GLOBAL EQUITY - 1.3%
2,000	iShares Europe ETF			94,900
2,000	iShares MSCI ACWI ETF			115,240
				210,140
	HEALTH & BIOTECHNOLOGY - 2.7%
3,850	iShares U.S. Healthcare ETF			448,756

	INDUSTRIALS - 5.5%
8,800	iShares U.S. Industrials ETF			892,144

	NATURAL RESOURCES - 2.0%
7,200	Materials Select Sector SPDR Fund			332,784

	TECHNOLOGY - 4.2%
7,800	iShares U.S. Technology ETF			689,676

	UTILITIES - 3.4%
14,700	Utilities Select Sector SPDR Fund			558,159

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,314,683)			8,880,212

Par Value		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 23.1%
$ 238,746	ABFC 2004-OPT2 Trust (a)	1.9646	4/25/2033	208,585
88,571	Ameriquest Mortgage Securities, Inc. Series 2003-9 (b)	3.1646	9/25/2033	81,890
144,692	Asset Backed Securities Corp. Home Equity Loan Trust Series 2002-HE1 (a)	2.635	3/15/2032	142,204
105,459	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 (a)	2.6396	11/25/2033	89,609
244,456	Credit-Based Asset Servicing and Securitization LLC (a)	1.8896	7/25/2035	223,590
336,085	Home Equity Asset Trust (a)	2.1146	10/25/2034	282,086
140,837	Home Equity Asset Trust (a)	2.2646	4/25/2034	130,801
204,455	Home Equity Asset Trust (a)	2.3146	3/25/2034	185,785
214,537	Long Beach Mortgage Loan Trust 2003-2 (a)	3.0146	6/25/2033	189,331
67,351	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 (a)	2.3396	7/25/2034	55,897
223,990	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 (a)	2.1146	7/25/2035	194,333
198,245	Morgan Stanley ABS Capital I Inc. Trust 2004-NC4 (a)	3.1646	4/25/2034	183,770
167,305	Morgan Stanley ABS Capital I Inc. Trust 2004-NC7 (a)	1.8896	7/25/2034	149,068
196,694	New Century Home Equity Loan Trust Series 2003-4 (a)	3.2396	10/25/2033	183,256
230,300	NovaStar Mortgage Funding Trust Series 2003-3 (a)	2.6396	12/25/2033	217,984
95,832	NovaStar Mortgage Funding Trust Series 2003-3 (a)	3.1646	12/25/2033	95,239
48,119	Option One Mortgage Acceptance Corp. Asset Backed Certificates Ser 2003-3 (a)	3.1646	6/25/2033	39,252
135,664	Saxon Asset Securities Trust 2002-1 (a)	1.9646	11/25/2031	112,112
70,637	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 (a)	1.3646	10/25/2035	55,868
114,690	Structured Asset Investment Loan Trust 2003-BC13 (a)	2.7896	11/25/2033	105,385
119,631	Structured Asset Investment Loan Trust 2003-BC3 (a)	3.0896	4/25/2033	118,326
238,913	Structured Asset Investment Loan Trust 2004-7 (a)	1.2896	8/25/2034	189,123
283,574	Structured Asset Securities Corp. 2005-WF1 (a)	0.8996	2/25/2035	241,143
137,167	Structured Asset Securities Corp. 2005-WF1 (a)	2.0696	2/25/2035	120,821
195,340	Structured Asset Securities Corp. 2005-WF1 (a)	2.2196	2/25/2035	177,095

	TOTAL ASSET BACKED SECURITIES (Cost - $3,667,836)			3,772,553

	U.S. GOVERNMENT AGENCIES - 12.7%
	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%
1,288,097	Fannie Mae REMICS 2002-77 Class JS (a)	7.8430	12/18/2032	231,541
1,059,755	Fannie Mae REMICS 2002-77 Class SA (a)	7.8430	12/18/2032	190,114
958,343	Fannie Mae REMICS 2007-55 Class ES (a)	5.8354	6/25/2037	114,171
1,032,165	Fannie Mae REMICS 2008-73 Class SC (a)	5.8354	8/25/2038	153,479
214,398	Fannie Mae REMICS 2009-92 Class AS (a)	32.5787	11/25/2039	304,445
1,377,592	Fannie Mae REMICS 2010-150 Class SK (a)	6.3654	1/25/2041	204,504
162,995	Freddie Mac REMICS 2383 Class SD (a)	7.8400	11/15/2031	29,113
777,579	Freddie Mac REMICS 2457 Class JC (a)	7.0400	6/15/2032	134,324
351,397	Freddie Mac REMICS 3147 Class LS (a)	6.4900	4/15/2036	56,530
565,939	Freddie Mac REMICS 3225 Class HY (a)	5.8300	10/15/2036	74,455
237,040	Freddie Mac REMICS 3385 Class SN (a)	5.8400	11/15/2037	33,360
1,283,672	Freddie Mac REMICS 3443 Class SA (a)	6.6400	9/15/2036	184,050
1,263,108	Freddie Mac REMICS 4104 Class PI	3.5000	12/15/2041	220,983
1,225,000	Government National Mortgage Association (a)	5.5000	4/16/2039	141,484

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $1,918,240)			2,072,553

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.4%
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (a)(Cost - $83,634)	4.8660	7/10/2043	75,097

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
220,436	CHL Mortgage Pass-Through Trust 2003-2	5.5000	3/25/2033	220,352
69,160	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	69,874
73,293	Wells Fargo Mortgage Backed Securities 2004-1 Trust	5.5000	2/25/2034	73,138

	TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $361,795)			363,364

Shares
	SHORT-TERM INVESTMENTS - 10.5%
	MONEY MARKET FUND - 10.5%
1,712,275	BlackRock Liquidity Funds Treasury Trust Fund Portfolio (Cost - $1,712,275)			1,712,275

	TOTAL INVESTMENTS - 103.2% (Cost - $16,058,463) (b)			$ 16,876,054
	OTHER ASSETS LESS LIABILITIES - NET - 3.2%			(530,842)
	TOTAL NET ASSETS - 100.0%			$ 16,345,212

(a) Floating rate security.
(b) Represents cost for financial reporting purposes. The cost for federal income tax purposes is $16,064,652 and differs from market value net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 923,962
	Unrealized depreciation			(112,560)
	Net unrealized appreciation			$ 811,402

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,880,212	$ -	$ -	$ 8,880,212
Asset Backed Securities	-	3,772,553	-	3,772,553
U.S. Government Agencies	-	2,072,553	-	2,072,553
Commercial Mortgage Backed Securities	-	75,097	-	75,097
Non-Agency Collateralized Mortgage Obligations	-	363,364	-	363,364
Money Market Fund	1,712,275	-	-	1,712,275
Total	$ 10,592,487	$ 6,283,567	$ -	$ 16,876,054

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/14